T. ROWE PRICE QM U.S. Value Equity Fund
March 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 98.9%
COMMUNICATION SERVICES 4.5%
Diversified Telecommunication Services 2.0%
AT&T  20,486 484
Verizon Communications  10,033 511
995
Media 2.5%
Charter Communications, Class A (1) 153 83
Comcast, Class A  13,917 652
Fox, Class B  3,969 144
Interpublic Group  5,228 185
Nexstar Media Group, Class A  934 176
1,240
Total Communication Services 2,235
CONSUMER DISCRETIONARY 5.2%
Auto Components 0.2%
Magna International  1,862 120
120
Automobiles 1.1%
Ford Motor  15,410 261
General Motors (1) 6,574 287
548
Distributors 0.6%
LKQ  6,207 282
282
Hotels, Restaurants & Leisure 0.5%
Travel + Leisure  4,053 235
235
Household Durables 0.5%
PulteGroup  4,136 173
Whirlpool  502 87
260
Multiline Retail 0.9%
Kohl's  3,308 200
Target  1,056 224
424
Specialty Retail 1.4%
AutoZone (1) 195 399
Bath & Body Works  4,197 200

T. ROWE PRICE QM U.S. Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Best Buy  1,078 98
697
Total Consumer Discretionary 2,566
CONSUMER STAPLES 7.6%
Beverages 0.3%
Molson Coors Beverage, Class B  2,698 144
144
Food & Staples Retailing 2.7%
Kroger  6,263 360
Walgreens Boots Alliance  3,044 136
Walmart  5,676 845
1,341
Food Products 2.0%
Conagra Brands  3,895 130
J M Smucker  1,971 267
Kraft Heinz  6,064 239
Tyson Foods, Class A  4,249 381
1,017
Household Products 0.6%
Procter & Gamble  2,023 309
309
Tobacco 2.0%
Altria Group  7,980 417
Philip Morris International  6,187 581
998
Total Consumer Staples 3,809
ENERGY 7.3%
Oil, Gas & Consumable Fuels 7.3%
Chevron  6,838 1,113
ConocoPhillips  6,019 602
Devon Energy  6,528 386
EOG Resources  3,243 387
Exxon Mobil  11,202 925
Occidental Petroleum  3,660 208
Occidental Petroleum, Warrants, 8/3/27 (1) 425 15
Total Energy 3,636
FINANCIALS 20.9%
Banks 8.9%
Bank of America  23,354 963
Citigroup  9,803 523

T. ROWE PRICE QM U.S. Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Citizens Financial Group  5,972 271
Fifth Third Bancorp  6,948 299
JPMorgan Chase  8,313 1,133
KeyCorp  12,265 275
Regions Financial  10,297 229
Wells Fargo  14,731 714
4,407
Capital Markets 2.9%
Bank of New York Mellon  3,871 192
Goldman Sachs Group  1,579 521
Morgan Stanley  4,928 431
State Street  3,304 288
1,432
Consumer Finance 1.5%
Ally Financial  3,990 174
Capital One Financial  2,387 313
Discover Financial Services  2,173 239
726
Diversified Financial Services 0.8%
Equitable Holdings  12,948 400
400
Insurance 6.8%
Aflac  4,742 305
Allstate  2,584 358
American International Group  7,594 477
Chubb  2,366 506
Everest Re Group  825 249
Hartford Financial Services Group  4,643 333
Lincoln National  1,789 117
MetLife  6,456 454
Prudential Financial  1,932 228
Travelers  2,075 379
3,406
Total Financials 10,371
HEALTH CARE 18.6%
Biotechnology 2.6%
AbbVie  3,087 500
Amgen  1,601 387
Biogen (1) 465 98
Gilead Sciences  5,092 303
1,288

T. ROWE PRICE QM U.S. Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Health Care Equipment & Supplies 1.4%
Becton Dickinson & Company  2,062 549
Zimmer Biomet Holdings  1,168 149
698
Health Care Providers & Services 7.1%
Anthem  1,311 644
Cigna  2,266 543
CVS Health  6,333 641
HCA Healthcare  1,234 309
McKesson  1,669 511
Quest Diagnostics  1,403 192
UnitedHealth Group  880 449
Universal Health Services, Class B  1,623 235
3,524
Life Sciences Tools & Services 0.6%
PerkinElmer  1,637 286
286
Pharmaceuticals 6.9%
AstraZeneca, ADR  1,759 117
Bristol-Myers Squibb  9,241 675
Jazz Pharmaceuticals (1) 834 130
Johnson & Johnson  6,503 1,152
Merck  6,358 522
Pfizer  16,312 844
3,440
Total Health Care 9,236
INDUSTRIALS & BUSINESS SERVICES 12.7%
Aerospace & Defense 3.8%
General Dynamics  1,498 361
L3Harris Technologies  2,260 562
Lockheed Martin  726 321
Northrop Grumman  533 238
Textron  5,249 390
1,872
Air Freight & Logistics 0.8%
FedEx  871 201
United Parcel Service, Class B  946 203
404
Airlines 0.2%
Alaska Air Group (1) 1,909 111
111

T. ROWE PRICE QM U.S. Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Building Products 0.5%
Johnson Controls International  4,036 265
265
Electrical Equipment 0.4%
Emerson Electric  1,977 194
194
Industrial Conglomerates 1.2%
3M  1,639 244
General Electric  3,871 354
598
Machinery 2.6%
Allison Transmission Holdings  4,015 158
Cummins  1,737 356
Otis Worldwide  2,319 179
Parker-Hannifin  1,100 312
Snap-on  891 183
Timken  2,108 128
1,316
Professional Services 1.2%
Leidos Holdings  3,818 412
ManpowerGroup  2,010 189
601
Road & Rail 1.9%
CSX  12,581 471
Union Pacific  1,676 458
929
Trading Companies & Distributors 0.1%
AerCap Holdings (1) 1,424 72
72
Total Industrials & Business Services 6,362
INFORMATION TECHNOLOGY 9.9%
Communications Equipment 1.4%
Cisco Systems  12,336 688
688
Electronic Equipment, Instruments & Components 0.5%
Arrow Electronics (1) 2,130 253
253
IT Services 2.7%
Cognizant Technology Solutions, Class A  2,748 246
Fiserv (1) 2,745 278

T. ROWE PRICE QM U.S. Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Global Payments  1,699 233
International Business Machines  2,793 363
Western Union  11,045 207
1,327
Semiconductors & Semiconductor Equipment 2.9%
Applied Materials  847 112
Broadcom  405 255
Intel  11,715 581
Micron Technology  2,290 178
NXP Semiconductors  1,596 295
1,421
Software 1.6%
NortonLifeLock  7,507 199
Open Text  2,839 120
Oracle  2,420 200
SS&C Technologies Holdings  3,993 300
819
Technology Hardware, Storage & Peripherals 0.8%
Dell Technologies, Class C (1) 3,185 160
HP  6,009 218
378
Total Information Technology 4,886
MATERIALS 4.6%
Chemicals 2.8%
Celanese  1,130 162
CF Industries Holdings  4,716 486
Corteva  4,477 257
Dow  3,801 242
Eastman Chemical  1,253 141
LyondellBasell Industries, Class A  1,061 109
1,397
Containers & Packaging 1.2%
International Paper  8,359 386
Westrock  4,786 225
611
Metals & Mining 0.6%
Reliance Steel & Aluminum  1,678 308
308
Total Materials 2,316

T. ROWE PRICE QM U.S. Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE 3.3%
Equity Real Estate Investment Trusts 3.3%
Apartment Income REIT, REIT  4,635 248
Equity Residential, REIT  3,585 323
Gaming & Leisure Properties, REIT  5,269 247
Mid-America Apartment Communities, REIT  1,063 223
Omega Healthcare Investors, REIT  6,232 194
Public Storage, REIT  390 152
Weyerhaeuser, REIT  6,421 243
Total Real Estate 1,630
UTILITIES 4.3%
Electric Utilities 3.3%
Constellation Energy  2,891 163
Entergy  1,637 191
Evergy  4,189 286
Exelon  8,669 413
NRG Energy  3,396 130
Southern  6,021 437
1,620
Gas Utilities 0.4%
UGI  5,610 203
203
Multi-Utilities 0.6%
Public Service Enterprise Group  4,362 305
305
Total Utilities 2,128
Total Common Stocks (Cost $40,103) 49,175
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 0.29% (2)(3) 1,126 1
Total Short-Term Investments (Cost $1) 1
Total Investments in Securities 98.9%
(Cost $40,104) $ 49,176
Other Assets Less Liabilities 1.1% 559
Net Assets 100.0% $ 49,735
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield

T. ROWE PRICE QM U.S. Value Equity Fund

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(3) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE QM U.S. Value Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.29% $ — $ — $ — ++
Totals $ — # $ — $ — +
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Government
Reserve Fund, 0.29% $ 744 ¤ ¤ $ 1
Total $ 1 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1.

T. ROWE PRICE QM U.S. Value Equity Fund
Unaudited
Notes to Portfolio of Investments
10
T. Rowe Price QM U.S. Value Equity Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE QM U.S. Value Equity Fund

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value

T. ROWE PRICE QM U.S. Value Equity Fund

determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On March 31, 2022, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F201-054Q1 03/22